Property, Plant And Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 319,648	$ 306,227
Accumulated depreciation and amortization	194,749	181,777
Property, plant and equipment - net	124,899	124,450	$ 112,898
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,643	$ 1,638
Land [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	0 years	0 years
Land [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	0 years	0 years
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 35,036	$ 33,784
Buildings and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	2 years	2 years
Buildings and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	44 years	44 years
Central Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 92,954	$ 93,643
Central Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years	3 years
Central Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years	10 years
Cable, Wiring And Conduit [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 79,279	$ 75,784
Cable, Wiring And Conduit [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	15 years	15 years
Cable, Wiring And Conduit [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	50 years	50 years
Satellites [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,710	$ 2,088
Satellites [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	12 years	12 years
Satellites [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	15 years	15 years
Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 88,436	$ 81,972
Other Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	2 years	2 years
Other Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	23 years	23 years
Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 14,472	$ 11,347
Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years	3 years
Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years	5 years
Under Construction [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 5,118	$ 5,971
Under Construction [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	0 years	0 years
Under Construction [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	0 years	0 years